Related Party Transactions (Details Narrative) - USD ($)			1 Months Ended			6 Months Ended	12 Months Ended
	Dec. 01, 2021	Nov. 05, 2021	Nov. 22, 2021	Aug. 23, 2021	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Dividends payable (in Dollars per share)			$ 0.2
Stock Issued During Period, Shares			7,140,000
Common stock subject to forfeiture	$ 900,000
Service fee							$ 180,000	$ 19,500
Principal amount unsecured promissory note		$ 31,500		$ 65,000		$ 96,500
Working capital loan outstanding						$ 0	0	$ 0
Founder Shares [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares			6,900,000
Representative Shares [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares			240,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Stock repurchased during period, shares					5,750,000
Stock repurchased during period, value					$ 25,000
Crescendo Advisors I I L L C [Member]
Related Party Transaction [Line Items]
Services per month							$ 15,000